ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES

22.	ACCRUED EXPENSES

(in thousands of $)	2020	2019
Voyage expenses	16,582	33,984
Ship operating expenses	10,180	27,248
Administrative expenses	7,293	4,540
Interest expense	7,805	9,132
Taxes	669	709
Other	—	132
	42,529	75,745